WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 133.9%
Alabama - 0.8%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$794,382
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	200,000	208,745	(a)(b)(c)

Total Alabama				1,003,127

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	250,000	249,840
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	480,764

Total Alaska				730,604

Arizona - 3.7%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	511,201
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	1,000,000	1,003,854	(a)(c)(d)
Intel Corp. Project	5.000%	9/1/27	500,000	514,744	(a)(c)(d)
Intel Corp. Project	3.800%	6/15/28	500,000	499,409	(a)(c)
Intel Corp. Project	4.100%	6/15/28	250,000	249,276	(a)(c)(d)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	491,657
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	250,000	252,911	(e)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,013,415

Total Arizona				4,536,467

Arkansas - 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	350,000	351,477	(d)

California - 14.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	511,904
Anaheim, CA, Public Financing Authority Lease, Series A, Refunding	5.000%	5/1/26	2,000,000	2,025,433	(f)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.160%	4/1/24	$2,000,000	$2,000,887	(a)(c)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	623,885	(a)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	360,988	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	400,219	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	246,905	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,250,000	1,254,238	(d)(e)
California State, GO, Various Purpose	5.000%	3/1/35	500,000	558,418
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	547,180	(e)
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	700,000	701,282	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,257,038	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	798,341
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,675,000	2,843,750
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	499,269	(a)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2003-1	5.500%	9/1/37	350,000	345,404
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	821,582
Series A, Refunding	5.000%	10/1/43	250,000	266,500
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	818,527
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	271,290

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	$645,000	$688,541	(d)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	254,896

Total California				18,096,477

Colorado - 1.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	501,258
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	256,028	(a)(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,420	(d)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	940,000	943,541
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	131,143

Total Colorado				1,931,390

Connecticut - 2.1%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	259,394
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	528,075
Connecticut State, GO:
Series A	5.000%	4/15/39	1,290,000	1,365,120
Series C	4.000%	6/1/38	250,000	250,528
Series E	5.000%	10/15/34	210,000	219,250

Total Connecticut				2,622,367

Florida - 7.5%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	257,782	(d)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	477,176	(d)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	150,735	(e)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	1,100,000	1,136,810

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	$545,000	$553,033
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	255,657	(d)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	4.000%	10/1/36	1,000,000	995,923
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,513,668
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	257,722
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,016,804	(d)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	261,366
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	138,101
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	1,825,000	2,011,398
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	256,989

Total Florida				9,283,164

Georgia - 1.4%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	206,832
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	207,358
Series A, Refunding	5.000%	1/1/37	250,000	266,622
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	253,484
Series C	5.000%	9/1/30	300,000	311,603	(a)(c)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	504,906	(f)

Total Georgia				1,750,805

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Guam - 0.1%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	$200,000	$187,835

Illinois - 20.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	510,287
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	999,923
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	275,123
Series C, Refunding	5.000%	12/1/24	250,000	252,374
Series D	5.000%	12/1/46	1,500,000	1,461,720
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	269,983
Series A	5.000%	1/1/40	610,000	621,203
Series A, Refunding	5.625%	1/1/29	500,000	528,740
Series C, Refunding	5.000%	1/1/25	500,000	506,184
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	866,604	(f)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	523,616
Senior Lien, Series D	5.250%	1/1/37	400,000	417,098
Series A, Refunding	5.000%	1/1/31	1,750,000	1,764,070	(d)
Series C, Refunding	5.000%	1/1/43	600,000	617,012	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	567,419
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/58	500,000	531,910
Second Lien, Series A, Refunding	5.000%	1/1/47	300,000	302,800
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	614,075
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	527,647
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	661,589
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	315,000	331,471
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	276,382
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	515,373

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	$3,000,000	$3,027,841
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	106,757
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	521,071
Series A	5.000%	3/1/35	400,000	427,975
Series A	5.000%	5/1/36	770,000	798,674
Series A	5.000%	5/1/39	300,000	307,078
Series A, Refunding	5.000%	10/1/29	1,300,000	1,383,969
Series B, Refunding	5.000%	9/1/27	600,000	630,352
Series D	5.000%	11/1/27	300,000	315,818
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	551,394
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,203,654
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	260,844
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	510,978
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,132,684
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	265,325

Total Illinois				25,387,017

Indiana - 5.2%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	787,822
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,081,608
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	222,803
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	199,681

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	$4,000,000	$4,005,474
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	95,000	95,766	(d)

Total Indiana				6,393,154

Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	754,344	(a)(c)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	500,000	494,823

Total Iowa				1,249,167

Kentucky - 2.2%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,189,763	(a)(c)
Series C	4.000%	6/1/25	1,600,000	1,601,072	(a)(c)

Total Kentucky				2,790,835

Louisiana - 5.5%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	473,697
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,019,262	(d)
Series B	5.000%	1/1/30	2,000,000	2,018,250	(d)
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,646,620	(d)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	400,000	393,035	(a)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	300,000	284,032	(a)(c)

Total Louisiana				6,834,896

Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	471,251
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	239,771

Total Maryland				711,022

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 3.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	$350,000	$384,166
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	515,848
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,107,335	(a)(c)
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	605,000	657,249
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	263,125
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	204,271
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	500,000	529,043	(d)
Series E	5.000%	7/1/46	500,000	516,867	(d)

Total Massachusetts				4,177,904

Michigan - 2.8%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	250,528
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	831,159
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	364,160
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	255,349
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	281,077
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,009,679
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	144,299
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	301,434	(d)

Total Michigan				3,437,685

Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	792,507	(d)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	$150,000	$150,345
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	278,166

Total Missouri				1,221,018

Nebraska - 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	507,711
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	473,921

Total Nebraska				981,632

New Jersey - 7.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,018,334
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	549,915
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	153,486	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	812,111
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,078,314
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,136,407
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	438,746
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	621,138
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	1,400,000	1,440,378
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	530,035

Total New Jersey				8,778,864

New York - 19.1%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	575,000	618,319
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	352,879	(e)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,054,597

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	$1,000,000	$1,060,571
Series A-2	5.000%	5/15/30	400,000	424,901	(a)(c)
New York City, NY, GO, Subseries B-1	5.250%	10/1/43	1,000,000	1,095,457
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	250,000	269,780
New York City, NY, TFA Revenue Future Tax Secured:
Subseries A-1	5.000%	5/1/45	2,000,000	2,141,310
Subseries C-1	4.000%	5/1/39	2,200,000	2,180,896
New York State Dormitory Authority Revenue, Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	750,000	815,956
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,583,415
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	792,661
Series D, Refunding	5.000%	2/15/41	750,000	791,859
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	1,250,000	1,277,661
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	200,571
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	875,038	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,236,789	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,232,072	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	500,000	528,158
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	550,000	527,679
New York, NY, GO, Series A	5.000%	8/1/43	250,000	268,887
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	738,308	(e)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	$1,500,000	$1,526,332	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,035,636
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,054,530

Total New York				23,684,262

North Carolina - 1.2%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	250,000	263,048
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	400,000	428,834
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	826,836

Total North Carolina				1,518,718

North Dakota - 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	700,000	500,935

Ohio - 1.9%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	536,228
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	537,193
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	503,512
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	301,458	(a)(c)(d)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	240,000	216,514	(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	248,613	(a)(c)(d)

Total Ohio				2,343,518

Oregon - 0.4%
Washington Multnomah & Yamhill Counties, OR, School District No 1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	531,027

Pennsylvania - 5.5%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	250,000	243,229

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	$200,000	$212,880
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	150,000	153,096	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	290,000	291,823
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	600,000	614,736
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-2	5.000%	7/1/42	250,000	245,792
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	203,318	(d)
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,609,110	(d)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/40	750,000	784,548
Series B	5.000%	12/1/45	500,000	521,147
Series B, Refunding	5.250%	12/1/47	250,000	270,651
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	529,474
Lease Revenue, Refunding	5.000%	10/1/30	250,000	277,995
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	270,381
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	155,717
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	467,289

Total Pennsylvania				6,851,186

Puerto Rico - 5.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	384,363	(e)
Series B, Refunding	5.000%	7/1/33	750,000	758,660	(e)

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	$75,000	$48,281
Restructured, Series A	5.000%	7/1/62	90,000	88,763
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,799	1,734
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	8,695
Restructured, Series A-1	5.375%	7/1/25	12,350	12,585
Restructured, Series A-1	5.625%	7/1/27	12,238	12,764
Restructured, Series A-1	5.625%	7/1/29	12,040	12,739
Restructured, Series A-1	5.750%	7/1/31	11,694	12,648
Restructured, Series A-1	4.000%	7/1/33	11,089	10,384
Restructured, Series A-1	4.000%	7/1/35	229,968	211,354
Restructured, Series A-1	4.000%	7/1/37	740,000	665,781
Restructured, Series A-1	4.000%	7/1/41	111,631	96,534
Restructured, Series A-1	4.000%	7/1/46	12,097	10,070
Subseries CW	0.000%	11/1/43	52,371	27,037	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	60,500	*(g)
Series A	5.050%	7/1/42	75,000	20,625	*(g)
Series DDD, Refunding	-	7/1/21	280,000	76,300	*(h)
Series TT	5.000%	7/1/37	450,000	123,750	*(g)
Series XX	5.250%	7/1/40	400,000	110,000	*(g)
Series ZZ, Refunding	-	7/1/18	250,000	68,125	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	188,317
Restructured, Series A-1	4.550%	7/1/40	50,000	48,751
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,414,912
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,320,560

Total Puerto Rico				6,794,232

South Carolina - 0.7%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	464,642
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	414,788	(d)

Total South Carolina				879,430

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$750,000	$712,160
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	300,000	311,274
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	494,321	(a)(c)

Total Tennessee				1,517,755

Texas - 8.0%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	252,469
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,008,715	(d)
Series 2022	5.000%	11/15/39	350,000	365,988	(d)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	516,215
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	336,009	(a)(c)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,016,893
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/47	300,000	283,792
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	506,499	(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	442,407	(d)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,092,138	(d)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,062,864
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	93,028	(d)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	230,000	215,641
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	520,326
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,317,062

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/37	$500,000	$536,218
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	354,683

Total Texas				9,920,947

Utah - 0.7%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	253,680
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	470,000	472,300
Series 2021	4.000%	10/15/36	100,000	88,904

Total Utah				814,884

Virginia - 2.5%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	216,304
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,147,913
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,283,732	(d)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	250,000	255,026	(d)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	263,064

Total Virginia				3,166,039

Washington - 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	500,000	531,734	(d)
Series B, Refunding	5.000%	8/1/37	1,000,000	1,060,057	(d)

Total Washington				1,591,791

Wisconsin - 2.7%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,137,998
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	150,000	144,637

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - continued
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	$500,000	$518,770
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	510,167

Total Wisconsin				3,311,572

TOTAL MUNICIPAL BONDS (Cost - $170,248,605)				165,883,203

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(i) - 2.9%
New York - 2.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,625,000	1,728,639
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	1,925,000	1,841,871
TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $3,639,635)				3,570,510

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $173,888,240)				169,453,713

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Nevada - 0.1%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LIQ-FNMA, LOC - FNMA	4.000%	4/15/33	100,000	100,000	(d)(j)(k)

New York - 0.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA-TD Bank N.A.	3.900%	6/15/49	100,000	100,000	(j)(k)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA-Bank of America N.A.	3.920%	6/15/48	570,000	570,000	(j)(k)
Total New York				670,000

TOTAL MUNICIPAL BONDS (Cost - $770,000)				770,000

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,445)	5.261%	1,445	$1,445	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $771,445)			771,445

TOTAL INVESTMENTS - 137.4% (Cost - $174,659,685)			170,225,158
TOB Floating Rate Notes - (1.7)%			(2,050,000)
Other Liabilities in Excess of Other Assets - (35.7)%			(44,283,449)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$123,891,709

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date. (b) Securities traded on a when-issued or delayed delivery basis.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of August 31, 2023.

(h)	The maturity principal is currently in default as of August 31, 2023.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $1,445 and the cost was $1,445 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

19

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$165,883,203	—	$165,883,203
Municipal Bonds Deposited in Tender Option Bond Trusts	—	3,570,510	—	3,570,510

Total Long-Term Investments	—	169,453,713	—	169,453,713

Short-Term Investments†:
Municipal Bonds	—	770,000	—	770,000
Money Market Funds	$1,445	—	—	1,445

Total Short-Term Investments	1,445	770,000	—	771,445

Total Investments	$1,445	$170,223,713	—	$170,225,158

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

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Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at November 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,792	$1,065,497	1,065,497	$1,071,844	1,071,844	—	$1,660	—	$1,445

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